Note 11 - Stock Options (Details Textual) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	1,290,713	1,097,056	450,084
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)	$ 1.44	$ 3.55	$ 5.14
Option life, share options granted	5	5	5
Options with an average exercise price of $1.44 per share [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	1,290,713
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)	$ 1.44
Options with an average exercise price of $1.44 per share [member] | Officers and employees [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	997,608
Option life, share options granted	10
Options with an average exercise price of $1.44 per share, portion vesting year one [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $1.44 per share, portion vesting year two [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $1.44 per share, portion vesting year three [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest	33.33%
Options with an average exercise price of $1.45 per share [member] | Board of Directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	293,105
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)	$ 1.45
Option life, share options granted	5
Options with an average exercise price of $1.45 per share, portion vesting immediately [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest	50.00%
Options with an average exercise price of $1.45 per share, portion vesting after year one [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest	50.00%
Options with an average exercise price of $3.55 per share [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		1,097,056
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)		$ 3.55
Options with an average exercise price of $3.55 per share [member] | Officers and employees [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		812,706
Option life, share options granted		10
Options with an average exercise price of $3.55 per share [member] | Consultant [Member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		20,000
Option life, share options granted		10
Options with an average exercise price of $3.55 per share, portion vesting after one year [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest		33.33%
Options with an average exercise price of $3.55 per share, portion vesting after one year [member] | Consultant [Member]
Statement Line Items [Line Items]
Percentage of options to vest		33.33%
Options with an average exercise price of $3.55 per share, portion vesting after two years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest		33.33%
Options with an average exercise price of $3.55 per share, portion vesting after two years [member] | Consultant [Member]
Statement Line Items [Line Items]
Percentage of options to vest		33.33%
Options with an average exercise price of $3.55 per share, portion vesting after three years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest		33.33%
Options with an average exercise price of $3.55 per share, portion vesting after three years [member] | Consultant [Member]
Statement Line Items [Line Items]
Percentage of options to vest		33.33%
Options with an average exercise price of $2.72 per share, portion vesting immediately [member] | Board of Directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		264,350
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)		$ 2.72
Percentage of options to vest		50.00%
Options with an average exercise price of $2.72 per share, portion vesting after one year [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest		50.00%
Option life, share options granted		5
Options with an average exercise price of $5.14 per share [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			450,084
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)			$ 5.14
Options with an average exercise price of $5.14 per share [member] | Officers and employees [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			212,464
Option life, share options granted			10
Options with an average exercise price of $5.14 per share [member] | Board of Directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			62,620
Option life, share options granted			5
Options with an average exercise price of $5.14 per share [member] | Consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			75,000
Option life, share options granted			10
Share options granted in share-based payment arrangement, vesting period, months			48
Options with an average exercise price of $5.14 per share [member] | Consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement			100,000
Option life, share options granted			5
Share options granted in share-based payment arrangement, vesting period, months			16
Options with an average exercise price of $5.14 per share, portion vesting after one year [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest		33.33%
Options with an average exercise price of $5.14 per share, portion vesting after one year [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest		50.00%
Options with an average exercise price of $5.14 per share, portion vesting after two years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest			33.33%
Options with an average exercise price of $5.14 per share, portion vesting after three years [member] | Officers and employees [member]
Statement Line Items [Line Items]
Percentage of options to vest		33.33%
Options with an average exercise price of $5.14 per share, portion vesting immediately [member] | Board of Directors [member]
Statement Line Items [Line Items]
Percentage of options to vest			50.00%